Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2015 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.08%
Past 5 years	3.35%
Past 10 years	3.59%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.15%
Past 5 years	2.16%
Past 10 years	2.03%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.90%
Past 5 years	2.27%
Past 10 years	2.42%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.62%
Past 5 years	4.84%
Past 10 years	4.46%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNI
Average Annual Return:
Past 1 year	9.93%
Past 5 years	5.13%
Past 10 years	4.87%